PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 6,172,460	$ 910,740	¥ 5,615,877
Less: Accumulated depreciation and amortization	(3,404,490)	(502,329)	(2,708,115)
Property and equipment, net	2,767,970	408,411	2,907,762
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,116,847	607,436	3,871,567
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,139,587	168,145	828,285
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 916,026	$ 135,159	¥ 916,025